CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 28, 2022	Jun. 30, 2022
Statement of Financial Position [Abstract]
Ordinary Stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary stock, shares, issued	126,799,854		121,432,144
Ordinary Stock, Shares, Outstanding	126,799,854		121,432,144